N-2	May 10, 2023
Cover [Abstract]
Entity Central Index Key	0001856608
Amendment Flag	false
Securities Act File Number	001-40837
Document Type	8-K
Entity Registrant Name	Sovos Brands, Inc.
Entity Address, Address Line One	168 Centennial Parkway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Louisville
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80027
City Area Code	720
Local Phone Number	316-1225
Entity Emerging Growth Company	true
Entity Ex Transition Period	false